Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended							12 Months Ended
	Mar. 15, 2016 shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	Apr. 28, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 26, 2017 $ / shares	Nov. 13, 2017 $ / shares	May 10, 2017 USD ($)	Sep. 19, 2016 $ / shares	Mar. 31, 2016 USD ($)	Mar. 07, 2016 $ / shares	Dec. 22, 2015 USD ($)
Business Acquisition [Line Items]
Shares issued for acquisition | shares	1,162,305			1,500,000
Fair value of shares issued | $ / shares												$ 0.80		$ 3.30
Cash								$ 52,000	$ 11,000
Goodwill					$ 36,504		$ 0		49,977	$ 36,504
Stock Issued During Period, Value, Acquisitions				$ 32,600					$ 4,679	4,080
Stock Issued During Period, Shares, Acquisitions | shares	1,162,305			1,500,000
Boca International Limited [Member]
Business Acquisition [Line Items]
Maximum percentage of new shares company offered as consideration for acquisition							19.90%
Fair value of shares issued | $ / shares																$ 3.51
Cash							$ 52,000
Goodwill								$ 36,504							$ 36,504
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents															1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt															$ 332
Business Combination, Consideration Transferred							56,080
Sola Green Technologies Limited [Member]
Business Acquisition [Line Items]
Cash							$ 34,000
Total purchase price agreed to in the form of cash or ordinary shares																	$ 40,000
Century Skyway Limited [Member]
Business Acquisition [Line Items]
Cash					32,600	$ 35,000
Total purchase price agreed to in the form of cash or ordinary shares					32,000					$ 32,000
Goodwill
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents													1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt													$ 68
Business Combination, Consideration Transferred					$ 34,925
Giant Connection Limited [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares		2,220,283	2,220,283
Goodwill		$ 248
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		943
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Loans Receivables		670
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets Interest Receivables		6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		508
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities, Current		14
Business Combination, Consideration Transferred		$ 2,354	$ 19.6
Stock Issued During Period, Shares, Acquisitions | shares		2,220,283	2,220,283
Business Acquisition, Share Price | $ / shares											$ 1.06